Temporary Equity	12 Months Ended
Apr. 30, 2014
Temporary Equity [Abstract]
Temporary Equity

Note 11. Temporary Equity

On October 28, 2011, Aspen filed a First Amendment to the second amended and restated certificate of incorporation whereby a liquidation preference equal to the original issue price ($1.00) was added to both the Series D and Series E shares. In addition, the liquidation preferences of the Series D shares became pari passu with the liquidation preferences of the Series E shares and the liquidation preferences of both the Series D and Series E shares became senior to the liquidation preferences of the Series C shares. On January 23, 2012, Aspen filed a Second Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before February 29, 2012. On February 29, 2012, Aspen filed a Third Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before March 15, 2012. The SEC Reporting Date occurred on March 13, 2012.

Prior to their conversion to shares of common stock on March 13, 2012, the Series A, Series D and Series E preferred shares were classified as temporary equity. During 2012 through March 13, 2012, the preferred shares accumulated additional dividends of $37,379 and as of March 13, 2012, total cumulative preferred dividends were $124,705. On March 13, 2012, all preferred shares were automatically converted into shares of common stock and, based on the terms of the preferred shares, none of the cumulative dividends shall ever be paid (See Note 12).